September 6, 2013

VIA EDGAR
Securities and Exchange Commission
100 F St. NE
Washington, D.C. 20549

Re:    Symetra Separate Account C (811-08052)

Dear Commissioners:

On behalf of Symetra Life Insurance Company and the Symetra Separate Account C, we hereby submit, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the Account's semiannual report for the period ending June 30, 2013 has been transmitted to contract owners accordingly.

We incorporate by reference the following annual reports for the underlying funds:

Filer/Entity: AIM Variable Insurance Funds
(Invesco Variable Insurance Funds)
Registration No.: 811-07452
CIK No.: 0000896435
Accession No.: 0001193125-13-344693
Date of Filing: 2013-08-23

Filer/Entity: AMCAP Fund
Registration No.: 811-01435
CIK No.: 0000004405
Accession No.: 0000051931-13-000432
Date of Filing: 2013-04-30

Filer/Entity: American Balanced Fund
Registration No.: 811-00066
CIK No.: 0000004568
Accession No.: 0000051931-13-000796
Date of Filing: 2013-08-30

Filer/Entity: American High Income Trust
Registration No.: 811-05364
CIK No.: 0000823620
Accession No.: 0000051931-13-000502
Date of Filing: 2013-05-31

Filer/Entity: Capital World Bond Fund Inc.
Registration No.: 811-05104
CIK No.: 0000812303
Accession No.: 0000051931-13-000507
Date of Filing: 2013-05-31

Filer/Entity: EuroPacific Growth Fund
Registration No.: 811-03734
CIK No.: 0000719603
Accession No.: 0000051931-13-000503
Date of Filing: 2013-05-31

Filer/Entity: Investment Co. of America
Registration No.: 811-00116
CIK No.: 0000051931
Accession No.: 0000051931-13-000799
Date of Filing: 2013-08-30

Filer/Entity: Washington Mutual Investors Fund Inc.
Registration No.: 811-00604
CIK No.: 0000104865
Accession No.: 0000051931-13-000570
Date of Filing: 2013-06-28

Filer/Entity: ALPS Variable Investment Trust
Registration No.: 811-21987
CIK No.: 0001382990
Accession No.: 0001193125-13-359397
Date of Filing: 2013-09-06

Filer/Entity: American Century Variable Portfolios Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Accession No.: 0001437749-13-011225
Date of Filing: 2013-08-22

Filer/Entity: American Century Variable Portfolios II Inc.
Registration No.: 811-10155
CIK No.: 0001124155
Accession No.: 0001437749-13-011211
Date of Filing: 2013-08-22

Filer/Entity: BlackRock Variable Series Funds, Inc.
Registration No.: 811-03290
CIK No.: 0000355916
Accession No.: 0001193125-13-352247
Date of Filing: 2013-08-29

Filer/Entity: Calvert Variable Products, Inc.
Registration No.: 811-04000
CIK No.: 0000743773
Accession No.: 0000743773-13-000043
Date of Filing: 2013-09-05

Filer/Entity: Calvert Variable Series Inc.
Registration No.: 811-03591
CIK No.: 0000708950
Accession No.: 0000708950-13-000025
Date of Filing: 2013-09-05

Filer/Entity: Columbia Funds Variable Series Trust II
Registration No.: 811-22127
CIK No.: 0001413032
Accession No.: 0001193125-13-352097
Date of Filing: 2013-08-29

Filer/Entity: Dreyfus Investment Portfolios
Registration No.: 811-08673
CIK No.: 0001056707
Accession No.: 0001056707-13-000025
Date of Filing: 2013-08-14

Filer/Entity: Dreyfus Socially Responsible Growth Fund Inc.
Registration No.: 811-07044
CIK No.: 0000890064
Accession No.: 0000890064-13-000015
Date of Filing: 2013-08-14

Filer/Entity: Dreyfus Stock Index Fund Inc.
Registration No.: 811-05719
CIK No.: 0000846800
Accession No.: 0000846800-13-000026
Date of Filing: 2013-08-14

Filer/Entity: Dreyfus Variable Investment Fund
Registration No.: 811-05125
CIK No.: 0000813383
Accession No.: 0000813383-13-000027
Date of Filing: 2013-08-15

Filer/Entity: DWS Investments VIT Funds
Registration No.: 811-07507
CIK No.: 0001006373
Accession No.: 0000088053-13-000931
Date of Filing: 2013-08-22

Filer/Entity: DWS Variable Series I
Registration No.: 811-04257
CIK No.: 0000764797
Accession No.: 0000088053-13-000932
Date of Filing: 2013-08-22

Filer/Entity: DWS Variable Series II
Registration No.: 811-05002
CIK No.: 0000810573
Accession No.: 0000088053-13-000933
Date of Filing: 2013-08-22

Filer/Entity: Federated Insurance Series
Registration No.: 811-08042
CIK No.: 0000912577
Accession No.: 0001318148-13-001503
Date of Filing: 2013-08-27

Filer/Entity: Franklin Templeton Variable Insurance
Products Trust
Registration No.: 811-05583
CIK No.: 0000837274
Accession No.: 0001193125-13-353060
Date of Filing: 2013-08-30

Filer/Entity: ING Investors Trust
Registration No.: 811-05629
CIK No.: 0000837276
Accession No.: 0001193125-13-356999
Date of Filing: 2013-09-04

Filer/Entity: JPMorgan Insurance Trust
Registration No.: 811-07874
CIK No.: 0000909221
Accession No.: 0001193125-13-345535
Date of Filing: 2013-08-23

Filer/Entity: Neuberger Berman Equity Funds
Registration No: 811-00582
CIK No.: 0000044402
Accession No.: 0000898432-13-000785
Date of Filing: 2013-05-06

Filer/Entity: Neuberger Berman Advisers Management Trust
Registration No: 811-04255
CIK No.: 0000736913
Accession No.: 0000898432-13-001148
Date of Filing: 2013-08-23

Filer/Entity: Pioneer Variable Contracts Trust /MA/
Registration No.: 811-08786
CIK No.: 0000930709
Accession No.: 0000078713-13-000115
Date of Filing: 2013-08-28

Filer/Entity: PIMCO Variable Insurance Trust
Registration No.: 811-08399
CIK No.: 0001047304
Accession No.: 0001193125-13-351840
Date of Filing: 2013-08-29

Filer/Entity: Vanguard Variable Insurance Funds
Registration No.: 811-05962
CIK No.: 0000857490
Accession No.: 0000932471-13-008048
Date of Filing: 2013-08-29

Filer/Entity: Variable Insurance Products Fund
Registration No.: 811-03329
CIK No.: 0000356494
Accession No.: 0000035315-13-000381
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products Fund II
Registration No.: 811-05511
CIK No.: 0000831016
Accession No.: 0000831016-13-000068
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products III
Registration No.: 811-07205
CIK No.: 0000927384
Accession No.: 0000035331-13-000027
Date of Filing: 2013-08-21

Filer/Entity: Variable Insurance Products Fund V
Registration No.: 811-05361
CIK No.: 0000823535
Accession No.: 0000729218-13-000079
Date of Filing: 2013-08-23

Filer Entity: Wanger Advisors Trust
Registration No.: 811-08748
CIK No.: 0000929521
Accession No.: 0001104659-13-066692
Date of Filing: 2013-08-28

If you have any questions regarding this filing, please contact me at (425) 256-5026.

Sincerely,

/s/Jacqueline M. Veneziani

Jacqueline M. Veneziani
Vice President and Associate
General Counsel

RE: Regulatory Documents for Your Variable Annuity or Variable Life Insurance
Product(s)

Dear Valued Customer:

Thank you for choosing the convenience of online delivery. Click on the links below to view the regulatory documents for the portfolios in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance
Company or by First Symetra National Life Insurance Company of New York.

[insert links to each document]

As always, we are committed to providing you with quality products and services.
We thank you for your business and look forward to helping you meet your financial goals in the years ahead.

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to
4:30 p.m. PT or your registered representative.

Thomas M. Marra
President
Symetra Life Insurance Company

RE: Have you changed your email address?

Dear Valued Customer:

We have attempted to notify you by email that you have new regulatory documents available for viewing, but each time the email has been returned as undeliverable. The documents are for the portfolios available in your variable annuity or variable life insurance product(s) issued by Symetra Life Insurance
Company ("Symetra Life") or by First Symetra National Life Insurance Company of
New York ("First Symetra").

This is a concern for us because the Securities and Exchange Commission (SEC)
requires that we notify you when a new regulatory document is available for viewing. If you wish to continue receiving these notifications by email, please log in to your account and update your email address immediately. You can view these regulatory documents at www.symetra.com.(Customers with a variable annuity issued by First Symetra can view regulatory documents at www.symetra.
com/newyork.)

If you have any questions or would like additional information, please call one of our customer service representatives at 1-800-796-3872, 6:00 a.m. to
4:30 p.m. PT or your registered representative.

/s/Thomas M. Marra

Thomas M. Marra
President
Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York

Symetra Life Insurance Company, not a licensed insurer in New York, is the parent company of First Symetra National Life Insurance Company of New York.